Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2013 Trade Names [Member] MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 2 - Acquisitions of Businesses (Details) - Preliminary Purchase Price Allocation for Businesses Acquired [Line Items]
Accounts receivable						$ 147,400
Inventories						115,300
Other current assets						26,200
Property, plant and equipment						140,900
Intangible assets			494,000	164,200	70,800
Goodwill	993,217	989,808				990,000
Other assets						28,300
Accounts payable						(55,900)
Other current liabilities						(62,000)
Long-term debt						(754,200)
Non-current deferred tax liability						(171,200)
Contingent consideration	(47,800)	(34,800)				(35,500)	(35,500)
Redeemable 401(k) plan interest		(20,972)				(20,972)
Other liabilities						(66,500)
Total purchase price						$ 1,010,800